Annual Fund Operating Expenses - Retail - Vanguard Emerging Markets Bond Fund	Jan. 31, 2021
Investor Shares
Operating Expenses:
Management Fees	0.52%
12b-1 Distribution Fee	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.60%
Admiral Shares
Operating Expenses:
Management Fees	0.43%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.45%